WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 86.1%
Angola - 2.3%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	9,650,000	$9,317,202	(a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	1,000,000	921,697	(b)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	4,560,000	3,870,756	(a)

Total Angola				14,109,655

Argentina - 5.4%
Argentine Republic Government International Bond, Senior Notes, Stepbond (3.625% to 7/9/24 then 4.125%)	3.625%	7/9/35	25,300,000	10,552,294
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	5,500,000	5,232,719	(b)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	20,224,127	8,316,210	(b)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	3,485,035	1,433,055	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	9,949,022	7,760,237	(b)(c)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	550,000	429,000	(a)(c)

Total Argentina				33,723,515

Armenia - 0.9%
Republic of Armenia International Bond, Senior Notes	3.600%	2/2/31	7,000,000	5,696,936	(b)

Bahamas - 1.7%
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	8,000,000	7,856,000	(b)
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	3,000,000	2,695,990	(b)

Total Bahamas				10,551,990

Bahrain - 3.9%
Bahrain Government International Bond, Senior Notes	7.000%	10/12/28	2,000,000	2,062,634	(a)
Bahrain Government International Bond, Senior Notes	5.625%	9/30/31	10,000,000	9,447,500	(a)
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	6,000,000	4,982,322	(b)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report	1

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Bahrain - (continued)
Bahrain Government International Bond, Senior Notes	7.500%	9/20/47	7,400,000		$7,108,634	(b)
Bahrain Government International Bond, Senior Notes	6.250%	1/25/51	1,000,000		832,511	(a)

Total Bahrain					24,433,601

Benin - 0.5%
Benin Government International Bond, Senior Notes	7.960%	2/13/38	3,200,000		3,122,000	(b)

Brazil - 1.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	31,700,000	BRL	6,000,161

Colombia - 1.7%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	5,000,000		3,905,877	(c)
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	10,000,000		6,785,159	(c)

Total Colombia					10,691,036

Costa Rica - 1.2%
Costa Rica Government International Bond, Senior Notes	6.125%	2/19/31	1,050,000		1,066,096	(a)
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	4,200,000		4,407,805	(b)(c)
Costa Rica Government International Bond, Senior Notes	7.300%	11/13/54	1,800,000		1,914,890	(b)(c)

Total Costa Rica					7,388,791

Dominican Republic - 4.8%
Dominican Republic International Bond, Senior Notes	9.750%	6/5/26	136,500,000	DOP	2,329,275	(a)
Dominican Republic International Bond, Senior Notes	6.000%	7/19/28	7,300,000		7,266,544	(b)(c)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	3,800,000		3,413,262	(a)(c)
Dominican Republic International Bond, Senior Notes	13.625%	2/3/33	158,950,000	DOP	3,279,389	(a)
Dominican Republic International Bond, Senior Notes	11.250%	9/15/35	170,000,000	DOP	3,124,438	(b)

See Notes to Schedule of Investments.

2	Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Dominican Republic - (continued)
Dominican Republic International Bond, Senior Notes	5.300%	1/21/41	8,000,000	$6,818,695	(a)(c)
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	4,400,000	3,752,092	(a)(c)

Total Dominican Republic				29,983,695

Ecuador - 1.2%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,010,709	500,571	(b)
Ecuador Government International Bond, Senior Notes, Step bond (3.500% to 7/31/24 then 5.500%)	3.500%	7/31/35	2,010,000	1,063,045	(a)
Ecuador Government International Bond, Senior Notes, Step bond (2.500% to 7/31/24 then 5.000%)	2.500%	7/31/40	12,680,000	6,197,984	(b)

Total Ecuador				7,761,600

Egypt - 3.5%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	2,400,000	2,216,220	(a)
Egypt Government International Bond, Senior Notes	5.800%	9/30/27	640,000	579,066	(a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	2,000,000	1,830,620	(a)
Egypt Government International Bond, Senior Notes	5.875%	2/16/31	5,000,000	4,012,675	(a)
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	1,600,000	1,366,624	(b)
Egypt Government International Bond, Senior Notes	7.903%	2/21/48	15,060,000	11,457,497	(a)

Total Egypt				21,462,702

El Salvador - 0.9%
El Salvador Government International Bond, Senior Notes	5.875%	1/30/25	6,000,000	5,762,378	(c)

Ethiopia - 1.3%
Ethiopia International Bond, Senior Notes	6.625%	12/11/24	10,900,000	8,008,884	*(a)(d)

Gabon - 0.3%
Gabon Government International Bond, Senior Notes	6.625%	2/6/31	2,000,000	1,711,316	(a)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report	3

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - 1.9%
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	5,700,000		$2,947,977	*(a)(d)
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	6,360,000		4,348,046	(b)(c)
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	6,240,000		4,266,007	(a)

Total Ghana					11,562,030

Guatemala - 1.5%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	6,800,000		6,546,476	(b)(c)
Guatemala Government Bond, Senior Notes	6.600%	6/13/36	3,000,000		3,073,379	(b)(c)

Total Guatemala					9,619,855

Hungary - 0.3%
Magyar Export-Import Bank Zrt, Senior Notes	6.125%	12/4/27	1,900,000		1,914,444	(b)(c)

Indonesia - 2.8%
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	3,210,000		3,635,325	(a)(c)
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	13,800,000		13,834,531	(b)(c)

Total Indonesia					17,469,856

Ivory Coast - 2.4%
Ivory Coast Government International Bond, Senior Notes	5.375%	7/23/24	1,350,000		1,342,540	(b)(c)
Ivory Coast Government International Bond, Senior Notes	5.250%	3/22/30	4,800,000	EUR	4,833,003	(a)
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	3,070,000		3,051,687	(b)(c)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,500,000		2,260,663	(a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	3,540,000		3,201,098	(b)

Total Ivory Coast					14,688,991

Jamaica - 1.4%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	617,000,000	JMD	4,263,434
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	1,760,000		2,094,135
Jamaica Government International Bond, Senior Notes	7.875%	7/28/45	2,000,000		2,358,595	(c)

Total Jamaica					8,716,164

See Notes to Schedule of Investments.

4	Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Jordan - 2.5%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	440,000		$433,290	(b)
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	3,120,000		3,169,748	(b)
Jordan Government International Bond, Senior Notes	7.500%	1/13/29	1,600,000		1,600,037	(a)
Jordan Government International Bond, Senior Notes	5.850%	7/7/30	6,350,000		5,857,945	(a)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	5,020,000		4,444,959	(b)

Total Jordan					15,505,979

Kazakhstan - 1.0%
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	4.000%	8/15/26	6,800,000		6,441,953	(a)

Kenya - 2.6%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	6,680,000		6,392,219	(a)
Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	5,100,000		5,237,063	(b)(c)
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	4,400,000		4,136,572	(a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	200,000		164,023	(a)

Total Kenya					15,929,877

Mexico - 4.0%
Mexican Bonos, Bonds	8.000%	9/5/24	115,300,000	MXN	6,842,564
Mexican Bonos, Bonds	5.000%	3/6/25	311,710,000	MXN	17,839,161

Total Mexico					24,681,725

Mozambique - 0.1%
Mozambique International Bond, Senior Notes	9.000%	9/15/31	1,000,000		858,890	(a)

Nigeria - 3.0%
Nigeria Government International Bond, Senior Notes	6.125%	9/28/28	6,700,000		6,079,821	(a)
Nigeria Government International Bond, Senior Notes	8.375%	3/24/29	1,500,000		1,467,315	(a)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report	5

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Nigeria - (continued)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	2,600,000		$2,361,164	(a)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	10,930,000		9,010,583	(a)

Total Nigeria					18,918,883

Oman - 4.9%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	3,200,000		3,148,933	(a)
Oman Government International Bond, Senior Notes	4.750%	6/15/26	5,270,000		5,185,898	(b)
Oman Government International Bond, Senior Notes	5.625%	1/17/28	9,000,000		9,051,926	(b)
Oman Government International Bond, Senior Notes	6.000%	8/1/29	6,000,000		6,142,084	(b)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	6,500,000		6,669,325	(a)

Total Oman					30,198,166

Panama - 1.2%
Panama Government International Bond, Senior Notes	9.375%	4/1/29	910,000		1,020,375	(c)
Panama Government International Bond, Senior Notes	6.700%	1/26/36	159,000		154,732	(c)
Panama Government International Bond, Senior Notes	4.500%	5/15/47	5,000,000		3,465,369	(c)
Panama Government International Bond, Senior Notes	4.500%	1/19/63	4,200,000		2,701,967

Total Panama					7,342,443

Paraguay - 1.4%
Paraguay Government International Bond, Senior Notes	7.900%	2/9/31	22,024,000,000	PYG	3,096,287	(b)
Paraguay Government International Bond, Senior Notes	4.950%	4/28/31	3,950,000		3,809,792	(b)(c)
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	1,910,000		1,684,210	(b)(c)

Total Paraguay					8,590,289

Peru - 1.1%
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	5,498,000		6,805,150	(c)

See Notes to Schedule of Investments.

6	Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Poland - 0.5%
Bank Gospodarstwa Krajowego, Senior Notes	5.375%	5/22/33	3,000,000		$2,988,318	(b)(c)

Qatar - 3.4%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	7,920,000		7,718,917	(b)(c)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	14,100,000		13,242,833	(b)(c)

Total Qatar					20,961,750

Rwanda - 0.5%
Rwanda International Government Bond, Senior Notes	5.500%	8/9/31	4,050,000		3,297,093	(b)

Senegal - 1.3%
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	2,170,000		2,159,031	(a)
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	2,000,000		1,709,706	(a)
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	6,000,000		4,467,817	(b)

Total Senegal					8,336,554

South Africa - 1.2%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	93,920,000	ZAR	2,834,460
Republic of South Africa Government International Bond, Senior Notes	5.000%	10/12/46	5,000,000		3,385,345	(c)
Republic of South Africa Government International Bond, Senior Notes	5.750%	9/30/49	2,000,000		1,455,908	(c)

Total South Africa					7,675,713

Sri Lanka - 0.5%
Sri Lanka Government International Bond, Senior Notes	7.550%	3/28/30	5,000,000		2,949,649	*(a)(d)

Supranational - 4.9%
Africa Finance Corp., Senior Notes	3.750%	10/30/29	3,000,000		2,649,045	(a)
African Export-Import Bank, Senior Notes	3.798%	5/17/31	3,000,000		2,557,314	(b)(c)
Asian Development Bank, Senior Notes	11.750%	7/24/24	13,000,000,000	COP	3,354,170
European Bank for Reconstruction & Development, Senior Notes	13.500%	7/15/24	1,344,000,000	KZT	2,990,907
Inter-American Development Bank, Senior Notes	7.900%	3/2/25	900,000,000	CRC	1,846,574

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report	7

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Supranational - (continued)
International Bank for Reconstruction & Development, Senior Notes	6.850%	4/24/28	250,000,000	INR	$2,998,495
International Finance Corp., Senior Notes	14.750%	4/17/24	39,000,000,000	UZS	3,097,981
International Finance Corp., Senior Notes	6.280%	5/27/24	304,000,000	UYU	8,053,409
International Finance Corp., Senior Notes	12.000%	11/3/27	10,850,000,000	COP	3,025,312

Total Supranational					30,573,207

Tunisia - 0.6%
Banque Centrale de Tunisie International Bond, Senior Notes	5.750%	1/30/25	3,760,000		3,556,584	(a)

Turkey - 2.6%
Turkey Government International Bond, Senior Notes	5.125%	2/17/28	4,000,000		3,804,856
Turkey Government International Bond, Senior Notes	9.375%	3/14/29	3,000,000		3,268,200
Turkey Government International Bond, Senior Notes	7.625%	5/15/34	3,040,000		3,055,960
Turkey Government International Bond, Senior Notes	4.875%	4/16/43	8,160,000		5,747,659

Total Turkey					15,876,675

Ukraine - 1.6%
Ukraine Government International Bond, Senior Notes	6.750%	6/20/28	1,700,000	EUR	560,649	*(a)(d)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/29	8,800,000		2,913,592	*(a)(d)
Ukraine Government International Bond, Senior Notes	9.750%	11/1/30	15,080,000		5,330,720	*(a)(d)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/34	4,650,000		1,360,663	*(a)(d)

Total Ukraine					10,165,624

United Arab Emirates - 0.8%
Finance Department Government of Sharjah, Senior Notes	4.000%	7/28/50	3,000,000		1,982,958	(a)
Finance Department Government of Sharjah, Senior Notes	4.375%	3/10/51	4,000,000		2,815,232	(a)

Total United Arab Emirates					4,798,190

See Notes to Schedule of Investments.

8	Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Uruguay - 2.8%
Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	44,763,800	UYU	$1,254,734
Uruguay Government International Bond, Senior Notes	5.750%	10/28/34	10,408,526		11,001,812	(c)
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	4,341,000		4,217,588	(c)
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	1,180,000		1,111,997	(c)

Total Uruguay					17,586,131

Uzbekistan - 0.8%
Republic of Uzbekistan International Bond, Senior Notes	3.700%	11/25/30	4,000,000		3,346,860	(a)
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	2,000,000		1,655,274	(b)

Total Uzbekistan					5,002,134

Venezuela - 0.8%
Venezuela Government International Bond, Senior Notes	—	10/13/19	22,130,000		3,133,357	*(a)(e)
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	7,000,000		1,035,006	*(a)(d)
Venezuela Government International Bond, Senior Notes	9.250%	9/15/27	4,205,000		760,364	*(d)

Total Venezuela					4,928,727

Vietnam - 0.7%
Vietnam Government International Bond, Senior Notes	4.800%	11/19/24	4,700,000		4,667,097	(b)(c)

Zambia - 0.4%
Zambia Government International Bond, Senior Notes	8.500%	4/14/24	3,440,000		2,551,792	*(b)(c)(d)

TOTAL SOVEREIGN BONDS (Cost - $552,531,803)					535,568,193

CORPORATE BONDS & NOTES - 51.5%
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.7%
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	4,600,000		4,586,103	(a)

Media - 0.5%
Cable Onda SA, Senior Notes	4.500%	1/30/30	3,290,000		2,959,850	(b)(c)

Wireless Telecommunication Services - 1.1%
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	6,624,000		6,473,414	(b)(c)(f)

TOTAL COMMUNICATION SERVICES					14,019,367

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report	9

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 2.5%
Broadline Retail - 0.5%
Prosus NV, Senior Notes	3.680%	1/21/30	3,200,000	$2,811,760	(a)(c)

Hotels, Restaurants & Leisure - 2.0%
Gohl Capital Ltd., Senior Notes	4.250%	1/24/27	3,130,000	3,012,171	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	4,500,000	4,126,469	(a)(c)
Sands China Ltd., Senior Notes	5.400%	8/8/28	2,700,000	2,649,612
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	3,000,000	2,874,017	(b)

Total Hotels, Restaurants & Leisure				12,662,269

TOTAL CONSUMER DISCRETIONARY				15,474,029

CONSUMER STAPLES - 0.6%
Beverages - 0.6%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	4,150,000	3,958,716	(b)(c)

ENERGY - 18.3%
Oil, Gas & Consumable Fuels - 18.3%
Ecopetrol SA, Senior Notes	4.625%	11/2/31	3,000,000	2,497,738	(c)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	9,060,000	6,771,503	(c)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	3,000,000	2,161,507	(c)
Empresa Generadora de Electricidad Haina SA, Senior Notes	5.625%	11/8/28	4,250,000	3,869,646	(b)(c)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	11,000,000	9,178,125	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	5,300,000	4,963,551	(b)(c)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	3,200,000	3,017,712	(a)
Oleoducto Central SA, Senior Notes	4.000%	7/14/27	2,400,000	2,244,366	(b)(c)
Pertamina Persero PT, Senior Notes	6.500%	5/27/41	3,500,000	3,740,633	(b)(c)
Pertamina Persero PT, Senior Notes	4.150%	2/25/60	2,000,000	1,522,503	(a)(c)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	5,600,000	5,825,338	(c)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	6,000,000	5,965,189	(c)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	13,800,000	12,814,158	(c)
Petroleos de Venezuela SA, Senior Notes	—	11/17/21	16,630,000	1,746,150	*(e)
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/24	8,145,000	777,848	*(d)

See Notes to Schedule of Investments.

10	Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	3,800,000	$2,555,869	(a)(c)
Petroleos Mexicanos, Senior Notes	6.500%	3/13/27	2,000,000	1,885,226	(c)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	15,500,000	13,742,520	(c)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	8,200,000	5,573,685	(c)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	200,000	121,995	(c)
Petronas Capital Ltd., Senior Notes	4.800%	4/21/60	7,000,000	6,355,385	(b)(c)
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	3,000,000	2,829,105	(b)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,080,000	1,051,088	(a)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	2,300,000	2,270,756	(b)(c)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	3,190,000	3,130,364	(b)(c)
YPF SA, Senior Notes	8.500%	3/23/25	375,000	372,851	(a)
YPF SA, Senior Notes	8.500%	7/28/25	5,430,000	5,322,851	(b)(c)
YPF SA, Senior Notes	8.500%	7/28/25	500,000	490,134	(a)(c)
YPF SA, Senior Notes	6.950%	7/21/27	1,320,000	1,193,199	(b)(c)

TOTAL ENERGY				113,990,995

FINANCIALS - 5.5%
Banks - 4.7%
Banco de Credito del Peru, Subordinated Notes (3.250% to 9/30/26 then 5 year Treasury Constant Maturity Rate + 2.450%)	3.250%	9/30/31	1,000,000	924,263	(b)(c)(g)
Banco de Credito e Inversiones SA, Junior Subordinated Notes (8.750% to 5/8/29 then 5 year Treasury Constant Maturity Rate + 4.944%)	8.750%	2/8/29	3,830,000	3,952,081	(b)(c)(g)(h)
Banco Mercantil del Norte SA, Junior Subordinated Notes (5.875% to 1/24/27 then 5 year Treasury Constant Maturity Rate + 4.643%)	5.875%	1/24/27	6,000,000	5,719,967	(a)(c)(g)(h)
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (2.720% to 8/11/26 then 5 year Treasury Constant Maturity Rate + 2.000%)	2.720%	8/11/31	2,300,000	2,069,150	(a)(c)(g)
Banco Nacional de Panama, Senior Notes	2.500%	8/11/30	4,000,000	3,136,809	(a)(c)
Bank Leumi Le-Israel BM, Senior Notes	5.125%	7/27/27	3,300,000	3,242,999	(a)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report	11

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank Leumi Le-Israel BM, Subordinated Notes (7.129% to 7/18/28 then 5 year Treasury Constant Maturity Rate + 3.466%)	7.129%	7/18/33	1,000,000	$988,585	(a)(g)
Bank of East Asia Ltd., Subordinated Notes (4.875% to 4/22/27 then 5 year Treasury Constant Maturity Rate + 2.300%)	4.875%	4/22/32	2,800,000	2,633,162	(a)(g)
BBVA Bancomer SA, Subordinated Notes (5.350% to 11/12/24 then 5 year Treasury Constant Maturity Rate + 3.000%)	5.350%	11/12/29	1,350,000	1,338,445	(b)(c)(g)
HSBC Holdings PLC, Junior Subordinated Notes (8.000% to 9/7/28 then 5 year Treasury Constant Maturity Rate + 3.858%)	8.000%	3/7/28	1,800,000	1,872,812	(c)(g)(h)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	3,080,000	3,168,201	(b)(c)(g)

Total Banks				29,046,474

Capital Markets - 0.0%††
Credit Suisse AG AT1 Claim	—	—	2,000,000	230,000	*(i)

Financial Services - 0.2%
Indian Railway Finance Corp. Ltd., Senior Notes	2.800%	2/10/31	1,800,000	1,528,686	(a)(c)

Insurance - 0.6%
Sagicor Financial Co. Ltd., Senior Notes	5.300%	5/13/28	3,600,000	3,433,860	(b)(c)

TOTAL FINANCIALS				34,239,020

HEALTH CARE - 1.5%
Pharmaceuticals - 1.5%
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	8,000,000	7,485,530	(c)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	1,630,000	1,789,820	(c)

TOTAL HEALTH CARE				9,275,350

INDUSTRIALS - 4.8%
Aerospace & Defense - 0.3%
Avolon Holdings Funding Ltd., Senior Notes	2.125%	2/21/26	2,000,000	1,864,207	(b)(c)

See Notes to Schedule of Investments.

12	Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Air Freight & Logistics - 0.7%
DP World Ltd., Senior Notes	5.625%	9/25/48	3,400,000	$3,244,909	(b)(c)
ENA Master Trust, Senior Secured Notes	4.000%	5/19/48	1,850,000	1,303,066	(b)(c)

Total Air Freight & Logistics				4,547,975

Construction & Engineering - 1.2%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	7,650,000	7,252,999	(b)(c)

Ground Transportation - 1.5%
Empresa de los Ferrocarriles del Estado, Senior Notes	3.830%	9/14/61	1,800,000	1,200,839	(b)(c)
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	2,560,000	2,231,472	(b)(c)
Lima Metro Line 2 Finance Ltd., Senior Secured Notes	4.350%	4/5/36	3,188,297	2,957,649	(b)(c)
Transnet SOC Ltd., Senior Notes	8.250%	2/6/28	3,100,000	3,090,529	(b)(c)

Total Ground Transportation				9,480,489

Industrial Conglomerates - 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	1,000,000	1,010,429	(b)(c)

Passenger Airlines - 0.3%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,300,000	1,308,198	(b)(c)
Singapore Airlines Ltd., Senior Notes	3.375%	1/19/29	1,000,000	932,583	(a)

Total Passenger Airlines				2,240,781

Transportation Infrastructure - 0.6%
Adani Ports & Special Economic Zone Ltd., Senior Notes	3.828%	2/2/32	700,000	575,372	(a)
Mersin Uluslararasi Liman Isletmeciligi AS, Senior Notes	8.250%	11/15/28	2,870,000	2,968,412	(b)

Total Transportation Infrastructure				3,543,784

TOTAL INDUSTRIALS				29,940,664

MATERIALS - 9.8%
Chemicals - 4.0%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	210,000	189,598	(a)(c)
GC Treasury Center Co. Ltd., Senior Notes	4.400%	3/30/32	1,193,000	1,084,364	(a)
MEGlobal BV, Senior Notes	2.625%	4/28/28	1,600,000	1,428,688	(b)(c)
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	4,100,000	4,144,657	(b)(c)
OCP SA, Senior Notes	3.750%	6/23/31	7,000,000	5,984,475	(a)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report	13

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Chemicals - (continued)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	2,800,000	$2,548,258	(a)(c)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	4,960,000	4,516,068	(b)(c)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	5,900,000	4,975,552	(c)

Total Chemicals				24,871,660

Construction Materials - 1.0%
Cemex SAB de CV, Senior Notes	5.450%	11/19/29	4,200,000	4,138,649	(a)(c)
Cemex SAB de CV, Subordinated Notes (9.125% to 6/14/28 then 5 year Treasury Constant Maturity Rate + 5.157%)	9.125%	3/14/28	2,000,000	2,173,958	(b)(c)(g)(h)

Total Construction Materials				6,312,607

Metals & Mining - 3.6%
Antofagasta PLC, Senior Notes	5.625%	5/13/32	3,100,000	3,111,030	(b)(c)
CSN Resources SA, Senior Notes	8.875%	12/5/30	3,000,000	3,097,011	(b)(c)
Freeport Indonesia PT, Senior Notes	4.763%	4/14/27	2,000,000	1,957,766	(b)(c)
Fresnillo PLC, Senior Notes	4.250%	10/2/50	4,000,000	3,022,482	(b)(c)
POSCO, Senior Notes	5.750%	1/17/28	3,500,000	3,553,164	(b)(c)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	310,000	358,680	(c)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	5,490,000	6,105,643	(c)
Volcan Cia Minera SAA, Senior Notes	4.375%	2/11/26	2,000,000	1,244,357	(a)(c)

Total Metals & Mining				22,450,133

Paper & Forest Products - 1.2%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	3,450,000	3,451,829	(b)(c)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	3,940,000	3,962,324	(c)

Total Paper & Forest Products				7,414,153

TOTAL MATERIALS				61,048,553

REAL ESTATE - 0.6%
Diversified REITs - 0.6%
Trust Fibra Uno, Senior Notes	4.869%	1/15/30	4,200,000	3,708,484	(b)

Real Estate Management & Development - 0.0%††
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	753,099	21,177	(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	579,306	14,483	(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	753,099	17,020	(j)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	1,197,066	13,383

See Notes to Schedule of Investments.

14	Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - (continued)
China Aoyuan Group Ltd., Senior Secured Notes	—	1/23/22	4,050,000	$81,000	*(a)(e)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	2,000,000	40,000	*(a)(d)
China Aoyuan Group Ltd., Senior Secured Notes	5.880%	3/1/27	700,000	14,000	*(a)(d)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	299,257	4,552	(j)

Total Real Estate Management & Development				205,615

TOTAL REAL ESTATE				3,914,099

UTILITIES - 5.6%
Electric Utilities - 4.6%
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	1,000,000	820,448	(a)(c)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	1,000,000	707,562	(a)(c)
Enel Chile SA, Senior Notes	4.875%	6/12/28	5,150,000	5,025,894	(c)
Engie Energia Chile SA, Senior Notes	4.500%	1/29/25	4,000,000	3,949,871	(a)(c)
Eskom Holdings SOC Ltd., Senior Notes	4.314%	7/23/27	9,600,000	8,840,352	(a)
Instituto Costarricense de Electricidad, Senior Notes	6.750%	10/7/31	3,100,000	3,138,881	(b)(c)
Korea Electric Power Corp., Senior Notes	5.375%	4/6/26	800,000	802,736	(b)(c)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	5/15/47	5,810,000	5,285,643	(a)(c)

Total Electric Utilities				28,571,387

Gas Utilities - 0.4%
Promigas SA ESP/Gases del Pacifico SAC, Senior Notes	3.750%	10/16/29	3,000,000	2,651,338	(a)

Independent Power and Renewable Electricity Producers - 0.6%
Enel Generacion Chile SA, Senior Notes	4.250%	4/15/24	500,000	499,856	(c)
Minejesa Capital BV, Senior Secured Notes	5.625%	8/10/37	3,100,000	2,822,748	(b)(c)

Total Independent Power and Renewable Electricity Producers				3,322,604

TOTAL UTILITIES				34,545,329

TOTAL CORPORATE BONDS & NOTES (Cost - $333,825,099)				320,406,122

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report	15

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY			SHARES		VALUE
COMMON STOCKS - 0.0%††
REAL ESTATE - 0.0%††
Real Estate Management & Development - 0.0%††
China Aoyuan Group Ltd. (Cost - $6,006)			299,256		$6,041	*

RATE		MATURITY DATE	FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 0.0%††
REAL ESTATE - 0.0%††
Real Estate Management & Development - 0.0%††
China Aoyuan Group Ltd., Senior Notes (Cost - $1,393)	0.000%	9/30/28	106,980		1,348

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $886,364,301)					855,981,704

SHORT-TERM INVESTMENTS - 0.9%
SOVEREIGN BONDS - 0.5%
Egypt Treasury Bills (Cost - $3,159,611)	27.469%	12/10/24	185,900,000	EGP	3,313,985	(k)

			SHARES
MONEY MARKET FUNDS - 0.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $2,139,084)	5.271%		2,139,084		2,139,084	(l)(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,298,695)					5,453,069

TOTAL INVESTMENTS - 138.5% (Cost - $891,662,996)					861,434,773
Liabilities in Excess of Other Assets - (38.5)%					(239,382,769)

TOTAL NET ASSETS - 100.0%					$622,052,004

See Notes to Schedule of Investments.

16	Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)	The coupon payment on this security is currently in default as of March 31, 2024.

(e)	The maturity principal is currently in default as of March 31, 2024.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(k)	Rate shown represents yield-to-maturity.

(l)	Rate shown is one-day yield as of the end of the reporting period.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2024, the total market value of investments in Affiliated Companies was $2,139,084 and the cost was $2,139,084 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
COP	— Colombian Peso
CRC	— Costa Rica Colon
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
ICE	— Intercontinental Exchange
INR	— Indian Rupee
JMD	— Jamaican Dollar
JSC	— Joint Stock Company
KZT	— Kazakhstani Tenge
MXN	— Mexican Peso
PIK	— Payment-In-Kind
USD	— United States Dollar
UYU	— Uruguayan Peso
UZS	— Uzbekistani Som
ZAR	— South African Rand

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report	17

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

At March 31, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	115	6/24	$13,658,197	$13,850,312	$(192,115)

At March 31, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,149,062	SGD	8,144,433	Deutsche Bank AG	4/15/24	$112,356
USD	1,817,484	COP	7,268,120,000	JPMorgan Chase & Co.	4/15/24	(56,980)
USD	3,775,826	MXN	65,506,800	JPMorgan Chase & Co.	4/15/24	(153,850)
TRY	87,246,000	USD	2,427,235	BNP Paribas SA	6/14/24	36,897
USD	31,392,200	CNY	222,555,000	JPMorgan Chase & Co.	6/14/24	360,244
USD	20,659,615	EUR	18,823,701	JPMorgan Chase & Co.	6/14/24	288,033

Net unrealized appreciation on open forward foreign currency contracts						$586,700

Abbreviation(s) used in this table:

CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
MXN	—Mexican Peso
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek high current income and the Fund’s secondary objective is to seek capital appreciation.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report	19

Notes to Schedule of Investments (unaudited) (continued)

determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

20	Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$535,568,193	—	$535,568,193
Corporate Bonds & Notes	—	320,406,122	—	320,406,122
Common Stocks	$6,041	—	—	6,041
Convertible Bonds & Notes	—	1,348	—	1,348

Total Long-Term Investments	6,041	855,975,663	—	855,981,704

Short-Term Investments†:
Sovereign Bonds	—	3,313,985	—	3,313,985
Money Market Funds	2,139,084	—	—	2,139,084

Total Short-Term Investments	2,139,084	3,313,985	—	5,453,069

Total Investments	$2,145,125	$859,289,648	—	$861,434,773

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$797,530	—	$797,530

Total	$2,145,125	$860,087,178	—	$862,232,303

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report	21

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$192,115	—	—	$192,115
Forward Foreign Currency Contracts††	—	$210,830	—	210,830

Total	$192,115	$210,830	—	$402,945

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2024. The following transactions were effected in such company for the period ended March 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$28,047,430	28,047,430	$25,908,346	25,908,346

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$22,666	—	$2,139,084

22	Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report